    Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
MAC A0102-120
San Francisco, CA  94105

January 27, 2012

Writer’s Direct Dial Number

(617) 210-3682

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Asset Allocation Trust

Registration No. 811-21806

Dear Ladies/Gentlemen:

            In connection with the registration of Asset Allocation Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust’s Amendment No. 20 to its Registration Statement on Form N-1A.

            This Amendment to the Registration Statement of the Trust is being filed in order to update the underlying fund information from the advisor, and to make certain non-material changes to the Registration Statement.

            Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the “1933 Act”) because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.

            Thank you for your attention to this matter.  If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle
Senior Counsel